Revolving Credit Facility and Long Term Debt - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Dec. 25, 2015	Mar. 30, 2015
Line of credit
Maximum borrowing capacity		$ 925,000
Maximum available for the issuance of standby letters of credit after amendment	$ 500,000
Maximum subfacility available for multicurrency borrowings	50,000
Additional borrowing capacity, option to increase	200,000
Cap on entity repurchase of its common stock in connection with employee stock ownership program, three quarter period ending March 31, 2017	75,000
Cap on entity repurchase of its common stock in connection with employee stock ownership program during rolling four-quarter period	$ 100,000
Cap on percentage of EBITDA for payment of dividends	10.00%
Long-term debt
Total future principal payments	$ 497,874		$ 301,662
Less: current portion of debt	2,242		2,069
Total long-term portion of debt	495,632		299,593
Revolving Credit Facility
Line of credit
Maximum borrowing capacity				$ 1,100,000
Maximum available for the issuance of standby letters of credit after amendment				500,000
Maximum subfacility available for multicurrency borrowings	300,000
Additional borrowing capacity, option to increase				$ 200,000
Amount outstanding under letters of credit, and bank guarantee facilities	134,200		$ 145,500
Remaining unused borrowing capacity available under the credit facility	$ 107,400
Long-term debt
Average rate of interest (as a percent)	3.73%		3.73%
Total future principal payments	$ 487,009		$ 292,783
Secured debt, equipment financing
Long-term debt
Total future principal payments	$ 8,152		$ 8,594
Secured debt, equipment financing | Minimum
Long-term debt
Interest rate (as a percent)	0.22%		0.22%
Notes payable by consolidated joint venture
Long-term debt
Total future principal payments	$ 2,483
Notes payable by consolidated joint venture | Maximum
Long-term debt
Interest rate (as a percent)	2.50%		2.50%
Other notes payable
Long-term debt
Total future principal payments	$ 230		$ 285